Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2008		$ 3,325,845	$ 14,500,000	$ 34,045,240	$ (2,810,206)
Balance, shares at Dec. 31, 2008		1,330,338
Net income	3,311,241			3,311,241
Cash dividends, $1.35 per share for the year 2009, 2010 and 2011 respectively				(1,795,957)
Change in unrealized gain (loss) on securities available-for-sale, net of taxes of ($168), ($1,098,954) and $993,426 for the year 2009, 2010 and 2011 respectively	(327)				(327)
Change in unrealized gain (loss) on pension plan, net of taxes of $210,739, $23,435 and ($1,015,177) for the year 2009, 2010 and 2011 respectively	409,082				409,082
Balance, December 31, 2009, as originally reported		3,325,845	14,500,000	35,560,524	(2,401,451)
Balance, December 31, 2009, as originally reported, shares		1,330,338
Prior period adjustment of $333,702 (see Note 17)				333,702
Balance at Dec. 31, 2009		3,325,845	14,500,000	35,894,226	(2,401,451)
Balance, shares at Dec. 31, 2009		1,330,338
Net income	4,915,658			4,915,658
Cash dividends, $1.35 per share for the year 2009, 2010 and 2011 respectively				(1,795,956)
Change in unrealized gain (loss) on securities available-for-sale, net of taxes of ($168), ($1,098,954) and $993,426 for the year 2009, 2010 and 2011 respectively	(2,133,264)				(2,133,264)
Change in unrealized gain (loss) on pension plan, net of taxes of $210,739, $23,435 and ($1,015,177) for the year 2009, 2010 and 2011 respectively	45,493				45,493
Balance at Dec. 31, 2010	52,350,551	3,325,845	14,500,000	39,013,928	(4,489,222)
Balance, shares at Dec. 31, 2010		1,330,338
Net income	4,131,063			4,131,063
Cash dividends, $1.35 per share for the year 2009, 2010 and 2011 respectively				(1,795,956)
Change in unrealized gain (loss) on securities available-for-sale, net of taxes of ($168), ($1,098,954) and $993,426 for the year 2009, 2010 and 2011 respectively	1,928,415				1,928,414
Change in unrealized gain (loss) on pension plan, net of taxes of $210,739, $23,435 and ($1,015,177) for the year 2009, 2010 and 2011 respectively	(1,970,638)				(1,970,638)
Balance at Dec. 31, 2011	$ 54,643,434	$ 3,325,845	$ 14,500,000	$ 41,349,035	$ (4,531,446)
Balance, shares at Dec. 31, 2011		1,330,338